PGIM Quant Solutions Mid-Cap Value Fund Expense Example - PGIM Quant Solutions Mid-Cap Value Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 659
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	2,037
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	829
Expense Example, with Redemption, 5 Years	1,485
Expense Example, with Redemption, 10 Years	2,843
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	1,449
Expense Example, with Redemption, 5 Years	2,715
Expense Example, with Redemption, 10 Years	5,730
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,214
R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	3,368
Expense Example, with Redemption, 5 Years	5,831
Expense Example, with Redemption, 10 Years	9,701
R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	1,174
Expense Example, with Redemption, 5 Years	2,244
Expense Example, with Redemption, 10 Years	4,903
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,092